Property, Plant and Equipment: (Tables)	9 Months Ended
Sep. 30, 2017
Property, Plant and Equipment: (Tables) [Abstract]
Property, Plant and Equipment:

Note 7.      Property, Plant and Equipment:

		Accumulated
	Cost	Depreciation	Net
September 30, 2017
Machinery and equipment	$11,677,534	$-	$11,677,534
Furniture and office equipment	568,279	(502,460)	65,819
Leasehold improvements	19,527	(6,022)	13,505
Mineral property	350,000	-	350,000
	$12,615,340	$(508,482)	$12,106,858

		Accumulated
	Cost	Depreciation	Net
December 31, 2016
Machinery and equipment	$11,677,534	$-	$11,677,534
Furniture and office equipment	519,832	(500,870)	18,962
Leasehold improvements	41,190	(41,190)	-
Mineral property	350,000	-	350,000
	$12,588,556	$(542,060)	$12,046,496